PGIM ETF Trust

PGIM Ultra Short Bond ETF

(the "Fund")

Supplement dated November 30, 2021

to the Fund's Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and Statement of

Additional Information, as applicable, and retain it for future reference.

Effective immediately, Ms. Ann Vilasuso is no longer serving as a portfolio manager for the Fund.

To reflect this change, all references to Ms. Vilasuso are hereby removed from the Fund's Summary Prospectus, Prospectus and Statement of Additional Information (SAI) effective immediately.

LR1392